Schedule of Fair Value of Stock Options Granted Valuation Assumptions (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 1	10
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 2	10
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 3	97.1
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 4	$ 104
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 5	$ 110
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 6	2.63
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 7	1.51
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 8	1.62
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 9	0
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 10	0